Common Stock (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Common Stock, Number of Shares, Par Value and Other Disclosure [Abstract]
Summary of reserved shares of common stock for issuance

	June 30, 2022	December 31, 2021
Warrants to purchase common stock	272,680	272,680
Options issued and outstanding	1,285,100	607,220
Shares available for future stock option grants	496,381	707,250

Total	2,054,161	1,587,150

	December 31, 2021	December 31, 2020
Convertible preferred stock outstanding	—	2,227,116
Warrants to purchase common stock	272,680	—
Options issued and outstanding	607,219	799,469
Shares available for future stock option grants	707,250	157,321

Total	1,587,149	3,183,906